UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-0525

Seligman Income and Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	6/30/03

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

SELIGMAN INCOME AND GROWTH FUND, INC.
Mid-Year Report June 30, 2003

Seligman
Income and Growth Fund, Inc.

Mid-Year Report
June 30, 2003
Seeking Total Return Through a Combination of Capital Appreciation and Income, Consistent With a Prudent Allocation Between Equity and Fixed Income Securities Mid-Year Report June 30, 2003

Seligman
139 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 139 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929—today, the nation’s largest diversified publicly-traded closed-end equity investment company—Seligman began shifting its emphasis from investment banking to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To the Shareholders	1

Performance Overview	2

Portfolio Overview	5

Portfolio of Investments	7

Statement of Assets and Liabilities	14

Statement of Operations	16

Statements of Changes in Net Assets	17

Notes to Financial Statements	18

Financial Highlights	24

Board of Directors and Executive Officers	29

For More Information	backcover

To The Shareholders

Your mid-year shareholder report for Seligman Income and Growth Fund, Inc.follows this letter. This report contains performance information, as well as the Fund’s investment results and financial statements, including a portfolio of investments.

For the six months ended June 30, 2003, the Fund posted a total return of 7.80% based on the net asset value of Class A shares. During the same period, the Fund’s peers, as measured by the Lipper Income Funds Average, returned 7.64%, the Lehman Government/Credit Index returned
5.23%, and the S&P 500 returned 11.76%.

We appreciate your continued support of Seligman Income and Growth Fund, Inc.and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 8, 2003

1

Performance Overview (unaudited)
Growth of an Assumed $10,000 Investment

These charts reflect the growth of a hypothetical $10,000 investment for a 10-year period for Class A and Class D shares and since inception for Class B, Class C, Class I and Class R shares, assuming that all applicable initial sales charges are imposed and all distributions within the periods are reinvested in additional shares. These charts do not reflect the deduction of taxes that an investor may pay on Fund distributions or on the redemption of Fund shares. Since the measured periods vary, the charts are plotted using different scales and are not comparable. An investment in the Fund is subject to certain risks, including the possible loss of principal. The rates of return will vary and the principal value of an investment will fluctuate. Past performance is not indicative of future investment results . Shares, if redeemed, may be worth more or less than their original cost.

* Net of the 4.75% or 1% maximum initial sales charge for Class A and Class C shares, respectively.

** Excludes the effect of the 1% CDSC.
†  Inception date.

2

Performance Overview (unaudited)

Investment Results
Total Returns
For Periods Ended June 30, 2003

			Average Annual

Class A **	Class I and R Since Inception 4/30/03 *	Six Months *	One Year	Five Years	Ten Years	Class B Since Inception 4/22/96		Class C Since Inception 5/27/99

With Sales Charge	n/a	2.68%	(2.67)%	(3.51)%	2.86%	n/a		n/a
Without Sales Charge	n/a	7.80	2.16	(2.56)	3.37	n/a		n/a
Class B **

With CDSC#	n/a	2.34	(3.65)	(3.65)	n/a	n/a		n/a
Without CDSC	n/a	7.34	1.41	(3.31)	n/a	1.16%		n/a
Class C **

With Sales Charge and CDSC‡	n/a	5.42	(0.58)	n/a	n/a	n/a		(4.34)%
Without Sales Charge and CDSC	n/a	7.44	1.41	n/a	n/a	n/a		(4.11)
Class D **

With 1% CDSC	n/a	6.44	0.41	n/a	n/a	n/a		n/a
Without CDSC	n/a	7.44	1.41	(3.30)	2.57	n/a		n/a
Class I **	4.38%	n/a	n/a	n/a	n/a	n/a		n/a

Class R **

With 1% CDSC	3.38	n/a	n/a	n/a	n/a	n/a		n/a
Without CDSC	4.38	n/a	n/a	n/a	n/a	n/a		n/a
Lehman Government/
Credit Index ***	2.43	5.23	13.15	7.83	7.36	8.28		8.88 ø
Lipper Income Funds Average ***	4.24	7.64	5.24	2.84	6.81	6.13	†	2.34
S&P 500 ***	6.62	11.76	0.24	(1.62)	10.04	7.05		(6.41)

Net Asset Value Per Share				Dividend and Capital Gain (Loss) Information Per Share
	6/30/03	12/31/02	6/30/02	For the Six Months Ended June 30, 2003

				Dividends Paid	Capital Gain (Loss)
Class A	$11.14	$10.42	$11.08	$0.09	Realized	$(0.064)
Class B	11.09	10.38	11.04	0.05	Unrealized	0.445	øø
Class C	11.09	10.37	11.04	0.05
Class D	11.09	10.37	11.04	0.05
Class I	11.09	10.37	11.04	0.04
Class R	11.14	n/a	n/a	0.04

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not

(Continued on next page.)

3

Performance Overview (unaudited)

(Continued from page 3.)

reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown on page 3.

*	Returns for periods of less than one year are not annualized.
**
Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge ("CDSC"), charged on certain redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on certain redemptions made within one year of purchase. Returns for Class I shares are calculated without any sales charges.

***
The Lehman Government/Credit Index, the Lipper Income Funds Average, and the S&P 500 are unmanaged benchmarks that assume reinvestment of all distributions. The Lehman Government/Credit Index is composed of all bonds that are investment grade (rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s). The Lipper Income Funds Average is an index of mutual funds that seek a high level of current income through investing in income-producing stocks, bonds, and money market instruments. The S&P 500 measures the performance of 500 of the largest US companies based on market capitalization. The Lipper Income Funds Average excludes the effect of taxes and sales charges. The Lehman Government/Credit Index and the S&P 500 exclude the effect of taxes, fees and sales charges. Investors cannot invest directly in an index or an average.

#	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
‡	The CDSC is 1% for periods of 18 months or less.
†	From April 25, 1996.
ø	From May 31, 1999.
øø	Represents the per share amount of net unrealized appreciation of portfolio securities as of June 30, 2003.

4

Portfolio Overview (unaudited)
Diversification of Net Assets
June 30, 2003

	Percent of Net Assets

	June 30, 2003	Dec. 31, 2002

Common Stocks and Corporate Fixed-Income Securities:

Automobiles and Components	1.3	2.9
Banks	6.0	8.5
Capital Goods	5.3	4.8
Chemicals	1.0	1.8
Communications Equipment	1.0	1.2
Computers and Peripherals	3.6	3.0
Consumer Durables and Apparel	1.3	1.9
Consumer Staples	6.2	7.8
Diversified Financials	10.2	11.0
Electronic Equipment and Instruments	—	0.2
Energy	5.4	6.8
Health Care Equipment
and Supplies	1.4	0.6
Hotels, Restaurants and Leisure	0.6	—
Insurance	3.2	2.5
Media	3.3	3.1
Paper and Forest Products	1.1	1.0

Pharmaceuticals and Biotechnology	5.4	6.9
Real Estate	0.3	0.5
Retailing	2.0	3.6
Semiconductors and Semiconductor Equipment	2.0	1.5
Software and Services	4.4	2.6
Telecommunication Services	3.2	1.8
Transportation	0.9	0.5
Utilities	3.6	2.3

Total Common Stocks and Corporate Fixed-Income Securities	72.7	76.8

US Government and Government Agency Securities	26.5	22.5

Short-Term Holding and Other Assets Less Liabilities	0.8	0.7

Total	100.0	100.0

Largest Industries†
June 30, 2003

________________
† Excludes US Government and Government Agency securities.

5

Portfolio Overview (unaudited)

Largest Portfolio Changes
During Past Six Months

Largest Purchases	Largest Sales

Common Stocks:	Common Stocks:
Sun Microsystems*	Gillette**
General Electric	Exxon Mobil
US Government and Government Agency Securities:	Coca-Cola**
US Treasury Notes 1.125%, 6/30/05*	Lockheed Martin
FHLMC Gold 6.5%, 7/1/32*	US Government and Government Agency Securities:
US Treasury Notes 3%, 2/15/08*	US Treasury Notes 4%, 11/15/12**
FHLMC Gold 6%, 12/1/32*	FHLMC Gold 4.5%, 11/1/07
FHLMC 4%, 6/12/13*	US Treasury Bonds 6.25%, 8/15/23**
FNMA 1.75%, 6/16/06*	FHLMC 4.125%, 1/17/06**
FHLMC Gold 5.5%, 4/1/33*	FNMA 5.25%, 3/22/07**
FNMA 7%, 5/1/32*	FHLMC 4.5%, 7/23/07**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
________________
*  Position added during the period.
** Position eliminated during the period.

Largest Portfolio Holdings
June 30, 2003

Security	Value	Percent of Net Assets

US Treasury Notes 1.125%, 6/30/05	$3,393,297	2.8
Citigroup	3,170,752	2.6
US Treasury Bonds 5.375%, 2/15/31	3,108,776	2.5
FHLMC Gold 6.5%, 7/1/32	2,895,372	2.4
Bank of America	2,502,090	2.0
General Electric	2,477,378	2.0
Microsoft	2,419,081	2.0
US Treasury Notes 3%, 2/15/08	2,336,593	1.9
Wal-Mart Stores	2,269,704	1.9
Pfizer	2,170,506	1.8

Composition of Net Assets
June 30, 2003

	Percent of Total
	6/30/03	12/31/02

Common Stocks	57.5	57.0

Corporate Bonds	13.8	18.4
Asset-Backed Securities	1.4	1.4

Total Corporate Fixed-Income Securities	15.2	19.8

US Government and Government Agency Securities	26.5	22.5

Short-Term Holding and Other Assets Less Liabilities	0.8	0.7

Total	100.0	100.0

6

Portfolio of Investments (unaudited)
June 30, 2003

	Shares	Value
Common Stocks 57.5%

Automobiles and Components 0.3%

Lear*	9,210	$423,844

Banks 4.7%

Bank of America	31,660	2,502,090
Golden West Financial	6,990	559,270
GreenPoint Financial	11,130	566,962
Radian Group	9,650	353,673
U.S. Bancorp	18,490	453,005
Wachovia	33,980	1,357,841

		5,792,841

Capital Goods 4.2%

Deere	8,170	373,369
General Electric	86,380	2,477,378
Illinois Tool Works	10,540	694,059
Lockheed Martin	6,550	311,584
PACCAR	3,900	262,665
Raytheon	12,110	397,692
Tyco International	35,670	677,017

5,193,764

Chemicals 0.8%

Air Products and Chemicals	24,570	1,022,112

Communications Equipment 1.0%

Cisco Systems*	61,710	1,021,918
Telefonaktiebolaget LM Ericsson (ADRs) (Sweden)	21,310	226,738

		1,248,656

Computers and Peripherals 3.2%

Dell*	35,160	1,123,889
Hewlett-Packard	35,970	766,161
International Business Machines	7,000	577,500
Sun Microsystems*	307,220	1,411,676

3,879,226

Consumer Durables and Apparel 1.1%

Mohawk Industries*	9,540	529,756
Pulte Homes	13,840	853,374

		1,383,130

See footnotes on page 13.

7

Portfolio of Investments   (unaudited)
June 30, 2003

	Shares	Value
Consumer Staples 4.9%

Altria Group	41,660	$1,893,030
Avon Products	4,280	266,216
Kraft Foods (Class A)	11,010	358,376
Procter & Gamble	9,930	885,557
Unilever (NY shares) (Netherlands)	5,400	291,600
Wal-Mart Stores	42,290	2,269,704

5,964,483

Diversified Financials 8.3%

Allied Capital	11,300	261,030
American Express	38,840	1,623,900
Bank of New York	10,830	311,363
Bear Stearns	28,380	2,055,280
Citigroup	74,083	3,170,752
Merrill Lynch	9,680	451,862
J.P. Morgan Chase	61,140	2,089,765
Morgan Stanley	4,490	191,948

		10,155,900

Energy 5.0%

ChevronTexaco	13,260	957,372
ConocoPhillips	10,080	552,384
Devon Energy	16,450	878,430
Exxon Mobil	25,010	898,109
Noble Energy	23,640	893,592
Occidental Petroleum	10,340	346,907
Rowan Companies*	19,990	447,776
Royal Dutch Petroleum (NY shares) (Netherlands)	13,000	606,060
Weatherford International*	13,400	561,460

		6,142,090

Health Care Equipment and Services 1.3%

Anthem*	2,930	226,050
Boston Scientific*	8,320	508,352
Cardinal Health	6,040	388,372
UnitedHealth Group	8,560	430,140

		1,552,914

Hotels, Restaurants and Leisure 0.6%

Royal Caribbean Cruises	33,520	776,323

Insurance 2.8%

American International Group	23,120	1,275,762
Berkley (W.R.)	22,110	1,165,197
Everest Re Group	2,970	227,205
PartnerRe	10,640	543,810
RenaissanceRe Holdings	4,590	208,937

		3,420,911

See footnotes on page 13.

8

Portfolio of Investments   (unaudited)
June 30, 2003

	Shares	Value
Media 2.5%

AOL Time Warner*	36,670	$590,020
Clear Channel Communications*	12,410	526,060
Gannett	11,330	870,257
Univision Communications (Class A)*	12,510	380,304
Viacom (Class B)*	15,700	685,462

		3,052,103

Paper and Forest Products 0.8%

Weyerhaeuser	18,880	1,019,520

Pharmaceuticals and Biotechnology 5.4%

Amgen*	8,410	563,344
Barr Laboratories*	5,945	389,398
Forest Laboratories*	5,130	280,868
Johnson & Johnson	21,700	1,121,890
Merck	14,120	854,966
Pfizer	63,558	2,170,506
Teva Pharmaceutical Industries (ADRs) (Israel)	7,780	442,954
Wyeth	18,020	820,811

		6,644,737

Retailing 2.0%

eBay*	7,290	759,545
Federated Department Stores	10,040	369,974
Limited Brands	56,220	871,410
Michaels Stores*	11,450	435,787

2,436,716

Semiconductors and Semiconductor Equipment 2.0%

Analog Devices*	9,280	323,130
Intel	33,100	688,314
KLA-Tencor*	7,400	343,952
Linear Technology	6,000	193,380
LSI Logic*	54,590	386,497
Texas Instruments	26,050	458,480

		2,393,753

Software and Services 4.4%

Adobe Systems	14,300	457,743
Amdocs*	20,650	495,600
BMC Software*	12,850	209,841
Cadence Design Systems*	63,440	765,086
Check Point Software Technologies* (Israel)	29,660	578,370
Microsoft	94,440	2,419,081
Network Associates*	14,790	187,537
Oracle*	23,340	280,430

		5,393,688

See footnotes on page 13.

9

Portfolio of Investments   (unaudited)
June 30, 2003

	Shares or Principal Amount	Value
Telecommunication Services 1.3%

Nextel Communications (Class A)*	25,240 shs.	$454,825
SBC Communications	29,580	755,769
Verizon Communications	8,100	319,545

		1,530,139

Transportation 0.5%

Burlington Northern Santa Fe	10,560	300,326
CSX	9,300	279,837

580,163

Utilities 0.4%

Xcel Energy	28,540	429,242

Total Common Stocks (Cost $66,868,722)		70,436,255

US Government and Government Agency Securities 26.5%

US Government Securities 8.8%

US Government Gtd. Title XI (Bay Transportation)
7.3%, 6/1/21	$1,305,000	1,515,720
US Treasury Bonds 5.375%, 2/15/31	2,760,000	3,108,776
US Treasury Notes:
1.125%, 6/30/05	3,405,000	3,393,297
3%, 2/15/08	2,270,000	2,336,593
3.875%, 2/15/13	170,000	174,987
3.625%, 5/15/13	235,000	236,910

Total US Government Securities		10,766,283

Agency Securities 8.6%

FHLB 2.375%, 2/15/06	675,000	687,197
FHLMC:
2.2%, 9/12/05	1,010,000	1,018,238
4.875%, 3/15/07	1,775,000	1,947,975
4%, 10/29/07	690,000	709,058
4.75%, 10/11/12	835,000	862,623
4%, 6/12/13	1,650,000	1,623,291
FNMA:
1.75%, 6/16/06	1,535,000	1,530,786
3.5%, 10/15/07	555,000	566,607
3.25%, 1/15/08	555,000	574,218
6.25%, 7/19/11	700,000	732,360
4.625%, 5/1/13	275,000	283,373

Total Agency Securities	10,535,726

 See footnotes on page 13.

10

Portfolio of Investments   (unaudited)
June 30, 2003

	Principal Amount	Value
Mortgage-Backed Securities 9.1%

FHLMC Gold: †
4.5%, 11/1/07	$1,551,722	$1,603,941
6%, 11/1/10	296,055	311,136
8%, 12/1/23	245,344	266,463
6.5%, 7/1/32	2,781,443	2,895,372
6%, 12/1/32	1,978,385	2,051,887
5.5%, 4/1/33	1,456,339	1,504,950
FNMA: †
7%, 7/1/08	265,305	282,751
8.5%, 9/1/15	176,095	194,419
6.5%, 5/1/17	320,217	337,909
5.5%, 2/1/18	599,038	622,463
7%, 5/1/32	1,095,435	1,153,942

Total Mortgage-Backed Securities		11,225,233

Total US Government and Government Agency Securities
(Cost $32,007,604)		32,527,242

Corporate Bonds 13.8%

Automobiles and Components 1.0%

Ford Motor Credit 5.8%, 1/12/09	770,000	766,163
General Motors 7.7%, 4/15/16	240,000	243,172
General Motors Acceptance 8%, 11/1/31	240,000	236,130

1,245,465

Banks 1.3%

Countrywide Home 5.625%, 7/15/09	450,000	500,965
First Tennessee Bank 4.625%, 5/15/13	420,000	429,576
US Bank National Association Minneapolis 4.8%, 4/15/15	210,000	217,073
Washington Mutual 5.5%, 1/15/13	395,000	431,403

		1,579,017

Capital Goods 1.1%

General Electric 5%, 2/1/13	515,000	545,011
General Electric Capital 3.5%, 5/1/08	345,000	353,659
Raytheon 5.375%, 4/1/13	450,000	476,924

		1,375,594

Chemicals 0.2%

Monsanto 4%, 5/15/08	230,000	236,705

Computers and Peripherals 0.4%

Computer Sciences 6.75%, 6/15/06	465,000	526,062

Consumer Durables and Apparel 0.2%

Pulte Homes 6.375%, 5/15/33	230,000	232,759

 See footnotes on page 13.

11

Portfolio of Investments   (unaudited)
June 30, 2003

	Principal Amount	Value
Consumer Staples 1.3%

Albertson’s 7.5%, 2/15/11	$175,000	$204,750
Anheuser-Busch 4.625%, 2/1/15	135,000	141,413
Kellogg 2.875%, 6/1/08	555,000	551,722
Kroger 5.5%, 2/1/13	165,000	174,492
Safeway 7.25%, 2/1/31	140,000	158,186
Sara Lee 1.95%, 6/15/06	205,000	205,155
Target 4%, 6/15/13	225,000	220,916

1,656,634

Diversified Financials 1.9%

Bear Stearns 5.7%, 11/15/14	270,000	299,896
Citigroup 5.5%, 11/30/07	365,000	395,263
Franklin Resources 3.7%, 4/15/08	130,000	133,177
Goldman Sachs Group 5.25%, 4/1/13	225,000	240,370
International Lease Finance 5.875%, 5/1/13	85,000	91,682
Merrill Lynch 3.7%, 4/21/08	205,000	211,922
J.P. Morgan Chase 5.75%, 1/2/13	290,000	317,638
Morgan Stanley Group 3.625%, 4/1/08	670,000	687,369

		2,377,317

Energy 0.4%

ChevronTexaco Capital 3.375%, 2/15/08	85,000	87,860
Progress Energy 7.1%, 3/1/11	335,000	390,415

		478,275

Health Care Equipment and Services 0.1%

Becton Dickinson 4.55%, 4/15/13	105,000	109,156

Insurance 0.4%

Allstate 6.125%, 12/15/32	70,000	76,681
John Hancock Financial Services 5.625%, 12/1/08	330,000	367,116

443,797

Media 0.8%

AOL Time Warner 6.875%, 5/1/12	795,000	909,425
Viacom 7.875%, 7/30/30	80,000	104,868

		1,014,293

Paper and Forest Products 0.3%

Weyerhaeuser 6.75%, 3/15/12	275,000	312,704

Real Estate 0.3%

EOP Operating 5.875%, 1/15/13	350,000	378,037

 See footnotes on page 13.

12

Portfolio of Investments (unaudited)
June 30, 2003

	Principal Amount	Value
Telecommunication Services 1.9%

AT&T 8.5%, 11/15/31	$230,000	$261,702
AT&T Broadband 9.455%, 11/15/22	250,000	341,794
AT&T Wireless 7.875%, 3/1/11	260,000	307,611
Bellsouth 6%, 10/15/11	210,000	240,467
Sprint Capital 8.75%, 3/15/32	345,000	414,434
Verizon Global Funding:
7.25%, 12/1/10	330,000	397,011
7.75%, 12/1/30	295,000	375,064

2,338,083

Transportation 0.4%

CSX 7.95%, 5/1/27	370,000	475,134

Utilities 1.8%

Consolidated Edison 5.875%, 4/1/33	55,000	58,885
Dominion Resources 5.7%, 9/17/12	140,000	153,978
Penn Power & Light:
6.83%, 3/25/07	1,000,000	1,061,442
8.375%, 6/15/07	650,000	767,897
South Carolina Electric & Gas 5.3%, 5/15/33	135,000	134,342

2,176,544

Total Corporate Bonds (Cost $16,307,649)		16,955,576

Asset-Backed Securities † 1.4%

Utilities 1.4%

PECO Energy Transition Trust 6.05%, 3/1/09
(Cost $1,498,842)	1,500,000	1,671,574

Repurchase Agreement 0.4%

State Street Bank & Trust 0.93%, dated 6/30/03, maturing 7/1/03 in the amount of $490,013, collateralized by: $445,000 US Treasury Bonds 10.375%, 11/15/09,with a fair market value of $505,631 (Cost $490,000)	490,000	490,000

Total Investments 99.6% (Cost $117,172,817)		122,080,647

Other Assets Less Liabilities 0.4%		516,860

Net Assets 100.0%		$122,597,507

* Non-income producing security.
† Investments in mortgage- and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.
See Notes to Financial Statements.

13

Statement of Assets and Liabilities (unaudited)
June 30, 2003

Assets:

Investments, at value:
Common stocks (cost $66,868,722)	$70,436,255
US Government and Government Agency securities (cost $32,007,604)	32,527,242
Corporate bonds (cost $16,307,649)	16,955,576
Asset-backed securities (cost $1,498,842)	1,671,574
Repurchase agreement (cost $490,000)	490,000	$122,080,647
Cash		5,252
Receivable for securities sold		1,342,286
Receivable for dividends and interest		609,017
Investment in, and expenses prepaid to, shareholder service agent		66,401
Receivable for Capital Stock sold		36,906
Other		25,011

Total Assets		124,165,520

Liabilities:

Payable for securities purchased		1,040,747
Payable for Capital Stock repurchased		286,032
Management fee payable		61,523
Distribution and service fees payable		51,683
Accrued expenses and other		128,028

Total Liabilities		1,568,013

Net Assets		$122,597,507

Composition of Net Assets:

Capital Stock, at par ($1 par value; 500,000,000 shares authorized; 11,023,687 shares outstanding):
Class A		$7,408,985
Class B		1,205,619
Class C		903,070
Class D		1,436,234
Class I		69,638
Class R		141
Additional paid-in capital		141,926,362
Dividends in excess of net investment income		(54,286)
Accumulated net realized loss		(35,206,086)
Net unrealized appreciation of investments		4,907,830

Net Assets		$122,597,507

(Continued on page 15.)

14

Statement of Assets and Liabilities (unaudited)
June 30, 2003

Net Asset Value Per Share:

Class A	($82,510,235 ÷ 7,408,985)	$11.14
Class B	($13,370,967 ÷ 1,205,619)	$11.09
Class C	($10,014,100 ÷ 903,070)	$11.09
Class D	($15,925,214 ÷ 1,436,234)	$11.09
Class I	($775,420 ÷ 69,638)	$11.14
Class R	($1,571 ÷ 141)	$11.14

 See Notes to Financial Statements.

15

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2003

Investment Income:

Interest	$1,191,939
Dividends (net of foreign taxes withheld of $4,119)	541,848

Total Investment Income	1,733,787

Expenses:

Management fees	357,762
Distribution and service fees	286,581
Shareholder account services	197,448
Auditing and legal fees	41,951
Custody and related services	34,242
Registration	29,435
Shareholder reports and communications	11,367
Directors’ fees and expenses	7,717
Miscellaneous	17,351

Total Expenses	983,854

Net Investment Income	749,933

Net Realized and Unrealized Gain (Loss) on Investments

Net realized loss on investments	(501,876)
Net change in unrealized depreciation of investments	8,624,967

Net Gain on Investments	8,123,091

Increase in Net Assets from Operations	$8,873,024

 See Notes to Financial Statements.

16

Statements of Changes in Net Assets
(unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Operations:

Net investment income	$749,933	$2,178,565
Net realized loss on investments	(501,876)	(17,018,241)
Net change in unrealized appreciation/depreciation of investments	8,624,967	(3,965,734)

Increase (Decrease) in Net Assets from Operations	8,873,024	(18,805,410)

Distributions to Shareholders:

Net investment income:
Class A	(685,337)	(1,684,010)
Class B	(62,095)	(144,131)
Class C	(43,553)	(72,667)
Class D	(73,745)	(195,049)
Class I	(2,776)	—
Class R	(6)	—

Decrease in Net Assets from Distributions	(867,512)	(2,095,857)

Capital Share Transactions:

Net proceeds from sales of shares	3,233,650	13,949,762
Investment of dividends	605,870	1,490,316
Exchanged from associated funds	6,619,703	14,019,798

Total	10,459,223	29,459,876

Cost of shares repurchased	(12,914,441)	(43,918,804)
Exchanged into associated funds	(4,712,981)	(16,470,564)

Total	(17,627,422)	(60,389,368)

Decrease in Net Assets from Capital Share Transactions	(7,168,199)	(30,929,492)

Increase (Decrease) in Net Assets	837,313	(51,830,759)

Net Assets:

Beginning of period	121,760,194	173,590,953

End of Period [(net of dividends in excess of net investment income) including undistributed net investment income of $(54,286) and $587,836, respectively]	$122,597,507	$121,760,194

 See Notes to Financial Statements.

17

Notes to Financial Statements (unaudited)

1.   Multiple Classes of Shares   — Seligman Income and Growth Fund, Inc. (the "Fund"), formerly Seligman Income Fund, Inc., offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase.

Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares became effective on April 30, 2003, and are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares became effective on April 30, 2003, and had no transactions other than a sale of 140 shares to Seligman Advisors, Inc. (the "Distributor") for $1,500. Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.   Significant Accounting Policies   — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a. Security Valuation   — Investments in US Government and Government agency securities, bonds, asset-backed securities, and stocks are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Board of Directors. Securities traded on an exchange are valued at last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

18

Notes to Financial Statements (unaudited)

b. Federal Taxes   — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gain.

c. Security Transactions and Related Investment Income   — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis. The Fund amortizes discounts and premiums on purchases of portfolio securities for financial reporting purposes.

d. Repurchase Agreements   — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the "Manager"). Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

e. Multiple Class Allocations   — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2003, distribution and service fees were class-specific expenses. Effective April 30, 2003, shareholder account services and registration expenses are also considered class-specific expenses.

f. Distributions to Shareholders   — The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Fund.

3.   Purchases and Sales of Securities   — Purchases and sales of portfolio securities, excluding US Government and government agency obligations and short-term investments, for the six months ended June 30, 2003, amounted to $69,517,113 and $81,828,438, respectively; purchases and sales of US Government and government agency obligations were $67,452,056 and $61,566,646, respectively.

At June 30, 2003, the cost of investments for federal income tax purposes was $117,538,057. The tax basis cost was greater than the cost for financial reporting purposes due to tax deferral of losses on wash sales in the amount of $330,959 and the amortization of premium for financial reporting purposes of $34,281. The tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $8,135,784 and $3,593,194, respectively.

4.   Management Fee, Distribution Services, and Other Transactions   — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal

19

Notes to Financial Statements   (unaudited)

to 0.60% per annum of the first $1 billion of the Fund’s average daily net assets, 0.55% per annum of the next $1 billion of the Fund’s average daily net assets, and 0.50% per annum of the Fund’s average daily net assets in excess of $2 billion. The management fee reflected in the Statement of Operations represents 0.60% per annum of the Fund’s average daily net assets.

The Distributor, agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $2,409 from sales of Class A shares. Commissions of $18,235 and $9,424 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2003, fees incurred under the Plan aggregated $97,730, or 0.24% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the "Purchasers"), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the six months ended June 30, 2003, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, amounted to $65,298, $45,311, and $78,241, respectively. For the period April 30, 2003 to June 30, 2003, fees incurred in respect of Class R shares were $1, equivalent to 0.50% per annum of average daily net assets.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D and Class R shares occurring within one year of purchase. For the six months ended June 30, 2003, such charges amounted to $2,560.

The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the six months ended June 30, 2003, amounted to $1,048.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended

20

Notes to Financial Statements   (unaudited)

June 30, 2003, Seligman Services, Inc. received commissions of $845 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $8,463, pursuant to the Plan.

Seligman Data Corp., which is owned by the Fund and certain associated investment companies, charged the Fund at cost $197,448 for shareholder account services in accordance with a methodology approved by the Fund’s directors.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes, and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the "Guarantors") have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the "Guaranties"). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2003, the Fund’s potential obligation under the Guaranties is $103,700. As of June 30, 2003, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

The Fund’s investment in Seligman Data Corp. is recorded at a cost of $3,553.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses and the accumulated balance thereof at June 30, 2003, of $32,185 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

5.   Committed Line of Credit — The Fund is a participant in a joint $420 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility may be increased to a maximum of $535 million prior to September 30, 2003 at the request of the participating funds to add additional banks to or increase the commitments of existing banks in the facility. The credit facility commitment expires in June 2004, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2003, the Fund did not borrow from the credit facility.

6.   Capital Loss Carryforward and Other Tax Adjustments — At December 31, 2002, the Fund had a net capital loss carryforward for federal income tax purposes of $33,168,644, which is available for offset

21

Notes to Financial Statements   (unaudited)

against future taxable net capital gains with $901,374 expiring in 2007, $7,808,290 expiring in 2008, $2,203,787 expiring in 2009, and $22,255,193 expiring in 2010. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gains distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

In addition, the Fund elected to defer until January 1, 2003, the recognition for tax purposes of net losses of $863,899 realized on sales of investments after October 31, 2002. These losses will be available to offset future taxable net gains.

7.   Capital Share Transactions   — The Fund has authorized 500,000,000 shares of $1 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	173,315	$1,803,520	751,677	$8,687,570
Investment of dividends	44,049	475,993	105,967	1,180,026
Exchanged from associated funds	339,975	3,517,963	440,914	4,796,554

Total	557,339	5,797,476	1,298,558	14,664,150

Cost of shares repurchased	(775,657)	(8,205,890)	(2,739,774)	(30,923,047)
Exchanged into associated funds	(302,796)	(3,104,135)	(1,112,293)	(12,626,659)
Transferred to Class I	(67,823)	(741,310)	—	—

Total	(1,146,276)	(12,051,335)	(3,852,067)	(43,549,706)

Decrease	(588,937)	$(6,253,859)	(2,553,509)	$(28,885,556)

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	28,924	$311,465	74,356	$812,162
Investment of dividends	3,591	38,548	8,937	98,770
Exchanged from associated funds	140,946	1,474,916	433,217	4,712,396

Total	173,461	1,824,929	516,510	5,623,328

Cost of shares repurchased	(172,410)	(1,821,633)	(414,106)	(4,549,416)
Exchanged into associated funds	(71,104)	(754,218)	(224,394)	(2,501,768)

Total	(243,514)	(2,575,851)	(638,500)	(7,051,184)

Decrease	(70,053)	$(750,922)	(121,990)	$(1,427,856)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	88,809	$944,955	361,435	$4,013,043
Investment of dividends	3,491	37,507	5,264	57,441
Exchanged from associated funds	97,789	1,026,834	294,565	3,141,166

Total	190,089	2,009,296	661,264	7,211,650

Cost of shares repurchased	(82,966)	(870,465)	(217,380)	(2,368,361)
Exchanged into associated funds	(52,373)	(549,418)	(69,553)	(758,623)

Total	(135,339)	(1,419,883)	(286,933)	(3,126,984)

Increase	54,750	$589,413	374,331	$4,084,666

22

Notes to Financial Statements   (unaudited)

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	14,640	$154,429	39,882	$436,987
Investment of dividends	4,759	51,040	13,897	154,079
Exchanged from associated funds	56,619	599,990	127,699	1,369,682

Total	76,018	805,459	181,478	1,960,748

Cost of shares repurchased	(192,734)	(2,016,453)	(548,123)	(6,077,980)
Exchanged into associated funds	(29,312)	(305,210)	(53,785)	(583,514)

Total	(222,046)	(2,321,663)	(601,908)	(6,661,494)

Decrease	(146,028)	$(1,516,204)	(420,430)	$(4,700,746)

	April 30, 2003 * to June 30, 2003

Class I	Shares	Amount

Net proceeds from sales of shares	1,569	$17,781
Investment of dividends	246	2,776
Transferred from Class A	67,823	741,310

Increase	69,638	$761,867

Class R	Shares	Amount

Net proceeds from sales of shares	140	$1,500
Investment of dividends	1	6

Increase	141	$1,506

________________
* Commencement of offering of shares.

23

Financial Highlights   (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

CLASS A

	Six Months	Year Ended December 31,
	Ended
	6/30/03	2002	2001 ††	2000	1999	1998

Per Share Data:

Net Asset Value,Beginning of Period	$10.42	$12.04	$12.83	$13.57	$14.35	$14.81

Income (Loss) from
Investment Operations:
Net investment income	0.08	0.20	0.31	0.33	0.51	0.64
Net realized and unrealized gain (loss) on investments	0.73	(1.63)	(0.82)	(0.74)	(0.76)	0.41

Total from Investment Operations	0.81	(1.43)	(0.51)	(0.41)	(0.25)	1.05

Less Distributions:
Dividends from net investment income	(0.09)	(0.19)	(0.28)	(0.33)	(0.53)	(0.65)
Distributions from net realized capital gain	—	—	—	—	—	(0.86)

Total Distributions	(0.09)	(0.19)	(0.28)	(0.33)	(0.53)	(1.51)

Net Asset Value, End of Period	$11.14	$10.42	$12.04	$12.83	$13.57	$14.35

Total Return:	7.80%	(11.96)%	(3.90)%	(3.09)%	(1.76)%	7.26%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$82,510	$83,312	$127,085	$147,047	$202,170	$256,060
Ratio of expenses to average net assets	1.41% †	1.38%	1.25%	1.19%	1.15%	1.10%
Ratio of net investment income to average net assets	1.50% †	1.76%	2.46%	2.51%	3.65%	4.25%
Portfolio turnover rate	115.28%	199.12%	93.34%	66.70%	72.46%	124.79%
________________
See footnotes on page 28.

24

Financial Highlights   (unaudited)

	Six Months	Year Ended December 31,
	Ended
	6/30/03	2002	2001 ††	2000	1999	1998

Per Share Data:

Net Asset Value,
Beginning of Period	$10.38	$12.00	$12.78	$13.52	$14.30	$14.79

Income (Loss) from Investment Operations:
Net investment income	0.04	0.11	0.21	0.23	0.40	0.52
Net realized and unrealized gain (loss) on investments	0.72	(1.62)	(0.80)	(0.74)	(0.75)	0.39

Total from Investment Operations	0.76	(1.51)	(0.59)	(0.51)	(0.35)	0.91

Less Distributions:
Dividends from net investment income	(0.05)	(0.11)	(0.19)	(0.23)	(0.43)	(0.54)

Distributions from net realized capital gains	—	—	—	—	—	(0.86)

Total Distributions	(0.05)	(0.11)	(0.19)	(0.23)	(0.43)	(1.40)

Net Asset Value, End of Period	$11.09	$10.38	$12.00	$12.78	$13.52	$14.30

Total Return:	7.34%	(12.62)%	(4.61)%	(3.81)%	(2.47)%	6.28%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$13,371	$13,236	$16,778	$19,248	$23,159	$21,096
Ratio of expenses to average net assets	2.17% †	2.13%	2.00%	1.94%	1.90%	1.86%
Ratio of net investment income to average net assets	0.75% †	1.01%	1.71%	1.76%	2.90%	3.49%
Portfolio turnover rate	115.28%	199.12%	93.34%	66.70%	72.46%	124.79%
________________
See footnotes on page 28.

25

Financial Highlights (unaudited)

CLASS C

	Six Months	Year Ended December 31,			5/27/99*
	Ended				to
	6/30/03	2002	2001 ††	2000	12/31/99

Per Share Data:

Net Asset Value, Beginning of Period	$10.37	$12.00	$12.78	$13.52	$14.14

Income (Loss) from Investment Operations:
Net investment income	0.04	0.11	0.21	0.23	0.19
Net realized and unrealized gain (loss) on investments	0.73	(1.63)	(0.80)	(0.74)	(0.49)

Total from Investment Operations	0.77	(1.52)	(0.59)	(0.51)	(0.30)

Less Distributions:
Dividends from net investment income	(0.05)	(0.11)	(0.19)	(0.23)	(0.32)

Total Distributions	(0.05)	(0.11)	(0.19)	(0.23)	(0.32)

Net Asset Value, End of Period	$11.09	$10.37	$12.00	$12.78	$13.52

Total Return:	7.44%	(12.70)%	(4.61)%	(3.81)%	(2.13)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$10,014	$8,800	$5,689	$4,040	$1,680

Ratio of expenses to average net assets	2.17% †	2.13%	2.00%	1.94%	1.95% †
Ratio of net investment income
to average net assets	0.75% †	1.01%	1.71%	1.76%	2.73% †
Portfolio turnover rate	115.28%	199.12%	93.34%	66.70%	72.46%**
________________
See footnotes on page 28.

26

Financial Highlights (unaudited)

CLASS D

	Six Months	Year Ended December 31,
	Ended
	6/30/03	2002	2001††	2000	1999	1998

Per Share Data:

Net Asset Value,
Investment Operations:	$10.37	$12.00	$12.78	$13.52	$14.30	$14.78

Net investment income	0.04	0.11	0.21	0.23	0.40	0.52
Net realized and unrealized
gain (loss) on
investments	0.73	(1.63)	(0.80)	(0.74)	(0.75)	0.40

Total from Investment
Operations	0.77	(1.52)	(0.59)	(0.51)	(0.35)	0.92

Less Distributions:
Dividends from net
investment income	(0.05)	(0.11)	(0.19)	(0.23)	(0.43)	(0.54)
Distributions from net
realized capital gains	—	—	—	—	—	(0.86)

Total Distributions	(0.05)	(0.11)	(0.19)	(0.23)	(0.43)	(1.40)

Net Asset Value,
End of Period	$11.09	$10.37	$12.00	$12.78	$13.52	$14.30

Total Return:	7.44%	(12.70)%	(4.61)%	(3.81)%	(2.47)%	6.36%
Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$15,925	$16,413	$24,038	$33,986	$54,635	$78,263
Ratio of expenses to
average net assets	2.17% †	2.13%	2.00%	1.94%	1.90%	1.86%
Ratio of net investment incometo average net assets	0.75% †	1.01%	1.71%	1.76%	2.90%	3.49%
Portfolio turnover rate	115.28%	199.12%	93.34%	66.70%	72.46%	124.79%
________________
See footnotes on page 28.

27

Financial Highlights (unaudited)

CLASS I		CLASS R

	4/30/03 * to 6/30/03	4/30/03 * to 6/30/03

Per Share Data:

Net Asset Value, Beginning of Period	$10.71	$10.71

Income from Investment Operations:
Net investment income	0.03	0.02
Net realized and unrealized gain on investments	0.44	0.45

Total from Investment Operations	0.47	0.47

Less Distributions:
Dividends from net investment income	(0.04)	(0.04)

Total Distributions	(0.04)	(0.04)

Net Asset Value, End of Period	$11.14	$11.14

Total Return:	4.38%	4.38%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$775	$2
Ratio of expenses to average net assets	1.12%†	1.80%†
Ratio of net investment income to average net assets	1.69%†	1.01%†
Portfolio turnover rate	115.28%‡	115.28%‡

*	Commencement of offering of shares.
**	For the year ended December 31, 1999.
‡	For the six months ended June 30, 2003.
†	Annualized.
††
As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.04 and increase net realized and unrealized loss on investments by $0.04 for each class, and to increase the ratios of net investment income to average net assets from 2.14% to 2.46% for Class A, and from 1.39% to 1.71% for Classes B, C, and D. The per share data and ratios for periods prior to January 1, 2001 have not been restated.

See Notes to Financial Statements.

28

Board of Directors

Robert B. Catell 3, 4	William C. Morris 1

• Chairman and Chief Executive Officer, KeySpan Corporation	• Chairman of the Board, J. & W. Seligman & Co. Incorporated • Chairman, Carbo Ceramics Inc

John R. Galvin 2, 4	Leroy C. Richie 2, 4

• Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University	• Chairman and CEO, Q Standards Worldwide, Inc. • Director, Kerr-McGee Corporation

Paul C. Guidone 1	Robert L. Shafer 3, 4

• Chief Investment Officer, J. & W. Seligman & Co. Incorporated	• Retired Vice President, Pfizer Inc.

Alice S. Ilchman 3, 4	James N. Whitson 2, 4

• Director Emerita, Sarah Lawrence College • Trustee, Committee for Economic Development	• Director, C-SPAN • Director, CommScope, Inc.

Frank A. McPherson 3, 4	Brian T. Zino 1

• Director, ConocoPhillips Inc. • Director, Integris Health	• President, J. & W. Seligman & Co. Incorporated • Chairman, Seligman Data Corp. • Chairman, ICI Mutual Insurance Company • Member of the Board of Governors, Investment Company Institute

John E. Merow 2, 4

• Director, Commonwealth Industries, Inc. • Trustee, New York-Presbyterian Hospital • Retired Chairman and Senior Partner, Sullivan & Cromwell LLP, Law Firm

Betsy S. Michel 2, 4

• Trustee, The Geraldine R. Dodge Foundation	Member: 1 Executive Committee 2 Audit Committee 3 Trustee Nominating Committee 4 Board Operations Committee

Executive Officers

William C. Morris	Thomas G. Rose

Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel

President and Chief Executive Officer	Vice President and Treasurer

Kendall C. Peterson	Frank J. Nasta

Vice President	Secretary

Christopher J. Mahony

Vice President

29

For More Information

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017
www.seligman.com

General Distributor
Seligman Advisors, Inc.
100 Park Avenue • New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017
www.seligman.com
(on-line account information available)

General Counsel
Sullivan & Cromwell LLP

Independent Auditors
Deloitte & Touche LLP

Important Telephone Numbers
(800) 221-2450 Shareholder Services
(800) 445-1777 Retirement Plan Services
(212) 682-7600 Outside the United States
(800) 622-4597 24-Hour Automated Telephone Access Service

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman High-Yield Bond Series which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

EQIN3 6/03

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submission Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:
Brian T. Zino
President and Chief Executive Officer

Date:	August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:
Brian T. Zino
President and Chief Executive Officer

Date:	August 22, 2003

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:    August 22, 2003

SELIGMAN INCOME AND GROWTH FUND, INC .

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.